LEASE LIABILITY (Narrative) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Lease liabilities [abstract]
Payment for initial term of lease monthly instalments			$ 16,050
Term of lease			3 years
Monthly instalments to be paid at end of term of lease			$ 17,120
Interest expense recognized lease liability	$ 43,283	$ 70,148